Related Party Transactions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Related Party Transactions
38.	RELATED PARTY TRANSACTIONS

Intercompany balances and transactions between TSMC and its subsidiaries, which are related parties of TSMC, have been eliminated upon consolidation; therefore those items are not disclosed in this note. The following is a summary of significant transactions between the Company and other related parties:

a.	Related party name and categories

Related Party Name	Related Party Categories
GUC	Associates
VIS	Associates
SSMC	Associates
Xintec	Associates
Mutual-Pak	Associates
VisEra Tech	Joint venture (Note)
TSMC Education and Culture Foundation	Other related parties
TSMC Charity Foundation	Other related parties

Note:	The Company has obtained control over VisEra Tech and consolidated VisEra Tech since November 20, 2015.

b.	Net revenue

		Years Ended December 31
		2015	2016	2017
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
Item	Related Party Categories
Net revenue from sale of goods	Associates	$4,254.0	$5,929.1	$8,496.0
	Other related parties	—	—	0.1
	Joint venture	1.2	—	—

		$4,255.2	$5,929.1	$8,496.1

Net revenue from royalties	Associates	$489.4	$516.7	$482.5

c.	Purchases

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Related Party Categories
Associates	$11,126.4	$10,108.2	$9,904.6

d.	Receivables from related parties

		December 31, 2016	December 31, 2017
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Receivables from related parties	GUC	$969.1	$1,022.9
	Xintec	0.4	161.2

		$969.5	$1,184.1

Other receivables from related parties	SSMC	$60.7	$83.1
	VIS	86.0	78.2
	Other Associates	0.1	9.8

		$146.8	$171.1

e.	Payables to related parties

		December 31, 2016	December 31, 2017
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Payables to related parties	Xintec	$124.6	$817.9
	VIS	587.4	410.0
	SSMC	506.1	407.0
	Other Associates	44.1	21.5

		$1,262.2	$1,656.4

f.	Acquisition of property, plant and equipment

	Acquisition Price
	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Related Party Categories
Associates	$26.2	$—	$—

g.	Others

		Years Ended December 31
		2015	2016	2017
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
Item	Related Party Categories
Manufacturing expenses	Associates	$2,321.9	$1,389.2	$2,196.1
	Joint venture	12.8	—	—

		$2,334.7	$1,389.2	$2,196.1

Research and development expenses	Associates	$142.8	$161.7	$69.8
	Joint venture	1.4	—	—

		$144.2	$161.7	$69.8

General and administrative expenses	Other related parties	$60.0	$60.0	$101.5

The sales prices and payment terms to related parties were not significantly different from those of sales to third parties. For other related party transactions, price and terms were determined in accordance with mutual agreements.

The Company leased machinery and equipment, factory and office from associates. The lease terms and prices were both determined in accordance with mutual agreements. The rental expenses were paid to associates quarterly or monthly; the related expenses were both classified under manufacturing expenses.

The Company deferred the disposal gain/loss derived from sales of property, plant and equipment to related parties (transactions with associates and joint venture), and then recognized such gain/loss over the depreciable lives of the disposed assets.

h.	Compensation of key management personnel

The compensation to directors and other key management personnel for the years ended December 31, 2015, 2016 and 2017 were as follows:

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Short-term employee benefits	$1,883.0	$2,024.0	$2,170.3
Post-employment benefits	10.9	4.0	3.7

	$1,893.9	$2,028.0	$2,174.0

The compensation to directors and other key management personnel were determined by the Compensation Committee of TSMC in accordance with the individual performance and the market trends.